Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net income before attribution of noncontrolling interests		¥ 318,715	¥ 737,605	¥ 1,253,996
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization (Notes 5 and 6)		350,817	333,950	330,556
Impairment of goodwill (Note 6)		383,810
Impairment of intangible assets (Note 6)		3,732	118,108	21,900
Provision for (reversal of) credit losses (Note 4)		321,713	34,330	(240,847)
Employee benefit income for severance indemnities and pension plans (Note 13)		(6,917)	(19,839)	(7,955)
Investment securities (gains) losses—net	[1],[2]	532,248	252,307	(286,903)
Amortization of premiums on investment securities		65,078	78,509	118,863
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities—net (Note 31)		2,894	13,880	(13,456)
Foreign exchange (gains) losses—net		544,763	565,304	(208,398)
Equity in earnings of equity method investees—net		(282,712)	(209,732)	(227,984)
Provision (benefit) for deferred income tax expense		(60,967)	(47,796)	120,595
Decrease (increase) in trading account assets, excluding foreign exchange contracts		(4,902,492)	(2,695,035)	5,653,904
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts		2,217,808	1,370,846	(6,433,948)
Net decrease (increase) in collateral for derivative transactions		(217,864)	(79,338)	259,287
Net decrease (increase) in margin for listed derivative transactions		(279,844)	(87,075)	165,383
Increase in cash collateral for the use of Bank of Japan's settlement infrastructure		(54,018)	(60,462)	(643,568)
Other—net		(292,664)	(77,228)	(425,261)
Net cash provided by (used in) operating activities		(1,355,900)	228,334	(563,836)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale debt securities (including proceeds from debt securities under the fair value option) (Note 3)		60,731,107	31,283,601	30,995,426
Proceeds from maturities of Available-for-sale debt securities (including proceeds from debt securities under the fair value option) (Note 3)		24,335,639	26,448,801	40,011,298
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option) (Note 3)		(87,618,074)	(62,309,072)	(71,593,326)
Proceeds from maturities of Held-to-maturity debt securities		708,068	560,646	1,085,603
Purchases of Held-to-maturity debt securities		(495,346)	(1,192,989)	(1,156,122)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)		3,871,908	2,722,948	2,377,333
Purchases of Equity securities (including purchases of equity securities under the fair value option)		(3,129,666)	(2,770,356)	(2,197,171)
Purchase of common stock in Bank Danamon, an equity method investee of BK (Note 2)			(132,335)
Acquisition of Bank Danamon, a subsidiary of BK, net of cash acquired (Note 2)		(243,597)
Acquisition of FSI (formerly, Colonial First State Global Asset Management), subsidiaries of TB, net of cash acquired (Note 2)		(249,615)
Acquisition of DVB Bank's Aviation Finance Division, net of cash acquired (Note 2)		(555,250)
Net decrease (increase) in loans		(1,631,085)	330,198	(169,478)
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		(13,714,288)	627,327	4,187,093
Proceeds from sales of premises and equipment		64,400	26,191	12,211
Capital expenditures for premises and equipment		(123,804)	(126,479)	(159,003)
Purchases of intangible assets		(308,081)	(276,880)	(239,755)
Proceeds from sales and dispositions of investments in equity method investees		171,882	161,566	39,710
Proceeds from sales of consolidated VIEs and subsidiaries—net		168,970	64,395	122,962
Other—net		(68,611)	(49,590)	(72,765)
Net cash provided by (used in) investing activities		(18,085,443)	(4,632,028)	3,244,016
Cash flows from financing activities:
Net increase in deposits		5,746,624	3,602,674	5,720,011
Net increase (decrease) in call money, funds purchased, and payables under repurchase agreements and securities lending transactions		8,077,351	(303,042)	3,963,120
Net increase (decrease) in due to trust account and other short-term borrowings		9,944,171	(768,649)	(906,702)
Proceeds from issuance of long-term debt		4,999,531	5,020,636	6,671,031
Repayments of long-term debt		(4,983,073)	(4,236,887)	(5,485,894)
Proceeds from sales of treasury stock		1,235	2,322	1,316
Payments for acquisition of treasury stock (Note 18)		(50,028)	(159,962)	(201,102)
Payments for acquisition of shares of certain subsidiaries from noncontrolling interest shareholders				(318)
Payments for acquisition of shares of Mitsubishi UFJ NICOS from noncontrolling interest shareholders (Note 2)				(50,000)
Dividends paid		(303,728)	(275,581)	(240,514)
Dividends paid by subsidiaries to noncontrolling interests		(8,487)	(15,853)	(21,675)
Other—net		358,922	197,673	(87,067)
Net cash provided by financing activities		23,782,518	3,063,331	9,362,206
Effect of exchange rate changes on cash and cash equivalents		(362,652)	43,975	(188,149)
Net increase (decrease) in cash and cash equivalents		3,978,523	(1,296,388)	11,854,237
Cash and cash equivalents at beginning of fiscal year		74,577,068	75,873,456	64,019,219
Cash and cash equivalents: Cash, due from banks and interest-earning deposits in other banks		78,549,712	74,571,260	75,858,049
Cash and cash equivalents: Restricted cash included in other assets		5,879	5,808	15,407
Cash and cash equivalents at end of fiscal year		78,555,591	74,577,068	75,873,456
Cash paid during the fiscal year for:
Interest		1,759,239	1,488,136	1,040,337
Income taxes, net of refunds		128,124	302,019	265,225
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements (Note 7)		12,754	11,280	¥ 7,111
Assets acquired under operating lease arrangements (Note 7)		46,482
Available-for-sale debt securities transferred to Held-to-maturity debt securities			221,537
Marketable Equity Securities issued by Bank Danamon transferred to investments in subsidiaries and affiliates (Note 2)			¥ 98,934
Acquisition of Bank Danamon, a subsidiary of BK (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents		1,811,160
Fair value of liabilities assumed		1,242,115
Fair value of noncontrolling interests		51,314
Acquisition of FSI (formerly, Colonial First State Global Asset Management), subsidiaries of TB (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents		332,914
Fair value of liabilities assumed		68,519
Acquisition of DVB Bank's Aviation Finance Division (Note 2):
Fair value of assets acquired		572,487
Fair value of liabilities assumed		¥ 2,599

[1]	New guidance on recognition and measurement of financial assets and financial liabilities requires equity investments to be measured at fair value with changes in fair value recognized in net income from the fiscal year ended March 31, 2019. For additional information, refer to Note 1.
[2]	The following credit losses are included in Investment securities gains (losses)—net: Decline in fair value by ¥99 million, ¥596 million and ¥1,467 million; Other comprehensive income—net by ¥15 million, ¥10 million and ¥123 million; Total credit losses by ¥114 million, ¥606 million and ¥1,590 million, for the twelve months ended March 31, 2018, 2019 and 2020, respectively.